Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Operating activities
Net income (loss)	$ (6,981,068)	$ 1,091,285	$ 1,167,260
Non-cash item adjustments:
Non-cash operating lease expense	76,956	43,500	20,292
Depreciation of right-of-use assets – finance lease	1,546,442	1,300,302	1,003,668
Depreciation of property, plant and equipment	149,291	156,419	136,623
Consulting service fees to four independent consultants under Stock Incentive Plan	6,144,000
Deferred tax expenses (recovery)	(143,400)	68,580	87,010
Loss on disposal of right-of-use assets – finance lease	11,026	197
Allowance for expected credit loss	696,640	(22,522)	201,751
Change in working capital items:
Change in accounts receivable	(2,587,091)	(1,000,746)	(2,529,230)
Change in accounts receivable – related parties	(29,324)	1,533,590	(642,535)
Change in retention receivable	(46,496)	(405,094)	(41,557)
Change in prepayment, deposits and other receivable	763,634	(787,948)	(58,017)
Change in accounts payable, accruals and other current liabilities	(1,209,269)	(479,398)	1,063,607
Change in accounts payable – related parties	(279,498)	43,069	236,429
Change in contract liabilities	(836,911)	734,348	102,563
Change in income taxes payable	8,772	148,079	112,738
Change in lease liabilities – Operating lease	(102,941)	(29,449)	(20,648)
Cash provided by (used in) operating activities	(2,819,237)	2,394,212	839,954
Investing activities
Purchase of property, plant and equipment			(46,398)
Cash used in investing activities			(46,398)
Financing activities
Net proceeds (repayments) from a director	333,172	(348,157)	110,389
Net proceeds from a related company		156,248
Proceeds of bank loans			1,078,941
Repayment of bank loans	(93,505)	(34,822)
Proceeds from disposal ROU-finance lease	747	21,276
Initial payment of finance lease	(184,590)	(139,595)	(24,823)
Initial payment of finance lease – related parties		(156,248)
Principal payment of finance lease liabilities	(806,226)	(935,304)	(693,666)
Principal payment of finance lease liabilities – related parties	(301,979)	(322,807)	(656,399)
Payment of offering costs	(1,438,964)	(385,587)	(478,841)
Proceeds from issuance of common stock, net of issuance costs	5,277,100
Cash (used in) provided by financing activities	2,785,755	(2,144,996)	(664,399)
Net increase (decrease) in cash and cash equivalents	(33,482)	249,216	129,157
Cash and cash equivalents as of beginning of the year	489,435	240,219	111,062
Cash and cash equivalents as of the end of the year	455,953	489,435	240,219
Supplementary Cash Flows Information
Cash paid for interest	224,412	210,713	175,885
Cash paid for income tax	15,337	30,943	19,895
Ordinary shares issued for settlement of consulting fees related to four independent consultants	9,216,000
Accruals for offering cost	519,255
Right-of-use assets obtained in exchange for new operating lease liabilities	67,072	90,342	65,667
Right-of-use assets obtained in exchange for new finance lease liabilities	$ 964,362	$ 1,767,504	$ 2,153,607